Loans Payable – Related Parties (Details Narrative) - USD ($)		1 Months Ended
	Dec. 14, 2021	Nov. 21, 2016	Dec. 31, 2021	Jun. 30, 2021	May 25, 2021	Jun. 30, 2020	Jul. 07, 2016	Jan. 23, 2013
Defined Benefit Plan Disclosure [Line Items]
Loan payable - related parties, current			$ 228,057	$ 163,831		$ 35,943
Loan receivables - related party, current						122,535
Loan payable - Related Parties, Current			1,650,739	701,193		517,260
SWC Group, Inc. [Member] | Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable - Related Parties, Current								$ 40,000
SWC Group, Inc. [Member] | Officer [Member] | Loans Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable - Related Parties, Current			0	12,682
SWC Group, Inc. [Member] | Officer [Member] | Loans Payable One [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date		Sep. 30, 2017
SWC Group, Inc. [Member] | Officer [Member] | Loans Payable Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable - Related Parties, Current				83,275
Loan payable - Related Parties, Current			0
SWC Group, Inc. [Member] | Officer [Member] | Loans Payable Eight [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable - Related Parties, Current			20,178	0
Maturity date	Jun. 14, 2022
SWC Group, Inc. [Member] | Office [Member] | Loans Payable One [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable - Related Parties, Current			80,592	49,447
LMK Capital LLC [Member] | Chief Executive Officer [Member] | Loans Payable Seven [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable - related parties, current			124,287	15,427
Loan receivables - related party, current
Lemon glow [Member] | Officer [Member] | Loans Payable Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable - Related Parties, Current			$ 3,000	3,000
Employee [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate per annum							0.00%
Loan payable - Related Parties, Current				49,447		30,000
Former Independent Consultant [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate per annum		0.00%
Loan payable - Related Parties, Current				83,275		5,943
Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate per annum					0.00%
Loan payable - Related Parties, Current				3,000		0
LMK Capital LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable - related parties, current				26,452		0
Loan receivables - related party, current						$ 122,535